Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,421,000
Previously Paid Amount	0.00
Total Fee Amount	210.63
Total Offset Amount	0.00
Net Fee	210.63
Narrative - Max Aggregate Offering Price	$ 2,421,000
Final Prospectus	true